Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
6. Commitments and Contingencies
Legal Proceedings
The Company is not currently subject to any material legal proceedings.
Sponsored Research Agreements (“SRA”)
The Company is committed to funding the SRA it entered with Temple University as further described in Note 7.

6.	Commitments and Contingencies
Legal Proceedings
The Company is not currently subject to any material legal proceedings.
Sponsored Research Agreements (“
SRA
”)
The Company is committed to funding the SRA it entered with Temple University as further described in Note 7.

Chardan Healthcare Acquisition 2 Corp. [Member]
Commitments and Contingencies
NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on April 23, 2020, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities will be entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Placement Warrants (and their underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Chardan Capital Markets, LLC and its related persons may not, with respect to the Private Placement Warrants purchased by the Sponsor,
(i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as Chardan Capital Markets, LLC or any of its related persons are beneficial owners of Private Placement Warrants.

NOTE 6. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on April 23, 2020, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) are entitled to registration rights. The holders of a majority of these securities will be entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Placement Warrants (and their underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Chardan Capital Markets, LLC and its related persons may not, with respect to the Private Placement Warrants purchased by the Sponsor,
(i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as Chardan Capital Markets, LLC or any of its related persons are beneficial owners of Private Placement Warrants.